Stock-Based Compensation - Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Number of shares
Outstanding, beginning of period, number | shares	16,457,475
Number of shares retrospective application of recapitalization | shares	(13,651,211)
Options adjusted balance - beginning of period | shares	2,806,264
Options granted | shares	705,520
Options exercised | shares	8,184
Options forfeited | shares	713,205
Options expired | shares	36,196
Outstanding, end of period, number | shares	2,754,199	16,457,475
Vested during the period, number | shares	627,299
Vested at end of period | shares	1,894,115
Exercisable at the end of the period | shares	1,894,115
Shares expected to vest | shares	860,064
Vested and expected to vest | shares	2,549,745
Weighted Average exercise price per share
Outstanding at beginning of period | $ / shares	$ 1.36
Options retrospective application of recapitalization | $ / shares	6.85
Options adjusted balance beginning | $ / shares	8.21
Options granted | $ / shares	6.85
Options exercised | $ / shares	6.01
Options forfeited | $ / shares	13.33
Options expired | $ / shares	6.92
Outstanding at period end | $ / shares	4.73	$ 1.36
Vested during the period | $ / shares	9.25
Vested at end of period, exercise price | $ / shares	6.52
Exercisable at the end of the period, exercise price | $ / shares	6.52
Shares expected to vest, exercise price | $ / shares	5.24
Vested and expected to vest | $ / shares	$ 6.26
Weighted average contractual term (in years)
Weighted average contractual term	7 years 5 months 15 days	7 years 11 months 15 days
Adjusted balance - beginning of period	7 years 11 months 15 days
Vested during the period	6 years 9 months
Vested at end of period	5 years 8 months 8 days
Exercisable at the end of the period, contractual term	5 years 8 months 8 days
Shares expected to vest	9 years 2 months 12 days
Vested and expected to vest	6 years 8 months 15 days
Aggregate intrinsic value (in thousands)
Aggregate intrinsic value | $	$ 77	$ 104,554
Adjusted balance beginning of period aggregate intrinsic value | $	104,554
Vested at end of period | $	77
Exercisable at the end of the period, aggregate intrinsic value | $	77
Vested and expected to vest, aggregate intrinsic value | $	$ 77